TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	€ 8,558	€ 7,742
COP [Member]
IfrsStatementLineItems [Line Items]
Total	(88)	3,261
EUR [Member]
IfrsStatementLineItems [Line Items]
Total	4,739	1,580
MXN [Member]
IfrsStatementLineItems [Line Items]
Total	943	2,132
ILS [Member]
IfrsStatementLineItems [Line Items]
Total	57	61
ARS [Member]
IfrsStatementLineItems [Line Items]
Total	2,901	365
USD [Member]
IfrsStatementLineItems [Line Items]
Total	€ 7	€ 343